Employees	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Employees

4. EMPLOYEES

4A. STAFF AND MANAGEMENT COSTS

	€ million	€ million	€ million
Staff costs	2017	2016	2015
Wages and salaries	(5,416)	(5,347)	(5,474)
Social security costs	(613)	(606)	(606)
Other pension costs	(399)	(372)	(325)
Share-based compensation costs	(284)	(198)	(150)
	(6,712)	(6,523)	(6,555)

	‘000	‘000	‘000
Average number of employees during the year	2017	2016	2015
Asia/AMET/RUB	93	95	97
The Americas	41	42	42
Europe	31	32	32
	165	169	171

	€ million	€ million	€ million
Key management compensation	2017	2016	2015
Salaries and short-term employee benefits	(34)	(31)	(34)
Post-employment benefits	-	(1)	(1)
Share-based benefits(a)	(20)	(17)	(30)
	(54)	(49)	(65)
Of which:Executive Directors	(14)	(13)	(18)
Other(b)	(40)	(36)	(47)

Non-Executive Directors’ fees	(2)	(2)	(2)
	(56)	(51)	(67)

(a)	Share-based benefits are shown on a vesting basis.
(b)	Other includes all members of the Unilever Leadership Executive, other than Executive Directors.

Key management are defined as the members of Unilever Leadership Executive (ULE) and the Non-Executive Directors. Compensation for the ULE includes the full year compensation for ULE members who joined part way through the year.

4B. PENSIONS AND SIMILAR OBLIGATIONS

For defined benefit plans, operating and finance costs are recognised separately in the income statement. The amount charged to operating cost in the income statement is the cost of accruing pension benefits promised to employees over the year, plus the costs of individual events such as past service benefit changes, settlements and curtailments (such events are recognised immediately in the income statement). The amount charged or credited to finance costs is a net interest expense calculated by applying the liability discount rate to the net defined benefit liability or asset. Any differences between the expected interest on assets and the return actually achieved, and any changes in the liabilities over the year due to changes in assumptions or experience within the plans, are recognised immediately in the statement of comprehensive income.

The defined benefit plan surplus or deficit on the balance sheet comprises the total for each plan of the fair value of plan assets less the present value of the defined benefit liabilities (using a discount rate based on high-quality corporate bonds, or a suitable alternative where there is no active corporate bond market).

All defined benefit plans are subject to regular actuarial review using the projected unit method, either by external consultants or by actuaries employed by Unilever. The Group policy is that the most material plans, representing approximately 85% of the defined benefit liabilities, are formally valued every year. Other material plans, accounting for a further 13% of the liabilities, have their liabilities updated each year. Group policy for the remaining plans requires a full actuarial valuation at least every three years. Asset values for all plans are updated every year.

For defined contribution plans, the charges to the income statement are the company contributions payable, as the company’s obligation is limited to the contributions paid into the plans. The assets and liabilities of such plans are not included in the balance sheet of the Group.

DESCRIPTION OF PLANS

The Group increasingly operates a number of defined contribution plans, the assets of which are held in external funds. In certain countries the Group operates defined benefit pension plans based on employee pensionable remuneration and length of service. The majority of defined benefit plans are either career average, final salary or hybrid plans and operate on a funded basis. Benefits are determined by the plan rules and are linked to inflation in some countries. Our largest plans are in the UK and Netherlands. In the UK, we operate a combination of an open career average defined benefit plan with a salary limit for benefit accrual, and a defined contribution plan. In the Netherlands, we operate a collective defined contribution plan for all new benefit accrual and a closed career average defined benefit plan for benefits built up to April 2015.

The Group also provides other post-employment benefits, mainly post-employment healthcare plans in the United States. These plans are predominantly unfunded.

GOVERNANCE

The majority of the Group’s externally funded plans are established as trusts, foundations or similar entities. The operation of these entities is governed by local regulations and practice in each country, as is the nature of the relationship between the Group and the Trustees (or equivalent) and their composition. Where Trustees (or equivalent) are in place to operate plans, they are generally required to act on behalf of the plan’s stakeholders. They are tasked with periodic reviews of the solvency of the fund in accordance with local legislation and play a role in the long-term investment and funding strategy. The Group also has an internal body, the Pensions and Equity Committee, that is responsible for setting the company’s policies and decision-making on plan matters, including but not limited to design, funding, investments, risk management and governance.

INVESTMENT STRATEGY

The Group’s investment strategy in respect of its funded plans is implemented within the framework of the various statutory requirements of the territories where the plans are based. The Group has developed policy guidelines for the allocation of assets to different classes with the objective of controlling risk and maintaining the right balance between risk and long-term returns in order to limit the cost to the Group of the benefits provided. To achieve this, investments are well diversified, such that the failure of any single investment would not have a material impact on the overall level of assets. The plans continue to invest a good proportion of the assets in equities, which the Group believes offer the best returns over the long-term, commensurate with an acceptable level of risk. The plans expose the Group to a number of actuarial risks such as investment risk, interest rate risk, longevity risk and, in certain markets, inflation risk. There are no unusual entity or plan-specific risks to the Group. For risk control, the pension funds also have significant investments in liability matching assets (bonds) as well as in property and other alternative assets; additionally, the Group uses derivatives to further mitigate the impact of the risks outlined above. The majority of assets are managed by a number of external fund managers with a small proportion managed in-house. Unilever has a pooled investment vehicle (Univest) which it believes offers its pension plans around the world a simplified externally managed investment vehicle to implement their strategic asset allocation models, currently for bonds, equities and alternative assets. The aim is to provide high-quality, well diversified, cost-effective, risk-controlled vehicles. The pension plans’ investments are overseen by Unilever’s internal investment company, the Univest Company.

ASSUMPTIONS

With the objective of presenting the assets and liabilities of the pensions and other post-employment benefit plans at their fair value on the balance sheet, assumptions under IAS 19 are set by reference to market conditions at the valuation date. The actuarial assumptions used to calculate the benefit liabilities vary according to the country in which the plan is situated. The following table shows the assumptions, weighted by liabilities, used to value defined benefit plans (representing approximately 96% of total pension liabilities) and other post-employment benefits.

	31 December 2017		31 December 2016
	Defined benefit pension plans	Other post-employment benefit plans	Defined benefit pension plans	Other post-employment benefit plans
Discount rate	2.5%	4.2%	2.6%	4.8%
Inflation	2.5%	n/a	2.5%	n/a
Rate of increase in salaries	2.8%	3.0%	2.9%	3.0%
Rate of increase for pensions in payment (where provided)	2.4%	n/a	2.4%	n/a
Rate of increase for pensions in deferment (where provided)	2.6%	n/a	2.7%	n/a
Long-term medical cost inflation	n/a	5.3%	n/a	5.3%

The valuations of other post-employment benefit plans generally assume a higher initial level of medical cost inflation, which falls from 7% to the long-term rate within the next five years. Assumed healthcare cost trend rates have a significant effect on the amounts reported for healthcare plans.

For the most important pension plans, representing approximately 68% of all defined benefit plans liabilities, the assumptions used at 31 December 2017 and 2016 were:

	United Kingdom		Netherlands
	2017	2016	2017	2016
Discount rate	2.5%	2.7%	1.8%	1.8%
Inflation	3.1%	3.2%	1.7%	1.7%
Rate of increase in salaries	3.0%	3.1%	2.2%	2.2%
Rate of increase for pensions in payment (where provided)	3.0%	3.1%	1.7%	1.7%
Rate of increase for pensions in deferment (where provided)	3.0%	3.1%	1.7%	1.7%
Number of years a current pensioner is expected to live beyond age 65:
Men	22.1	22.5	22.5	21.8
Women	24.0	24.6	24.3	24.0
Number of years a future pensioner currently aged 45 is expected to live beyond age 65:
Men	22.6	23.8	24.6	24.1
Women	25.6	26.5	26.6	26.3

Demographic assumptions, such as mortality rates, are set with having regard to the latest trends in life expectancy (including expectations of future improvements), plan experience and other relevant data. These assumptions are reviewed and updated as necessary as part of the periodic actuarial valuation of the pension plans. The years of life expectancy for 2017 above have been translated from the following tables:

UK: The year of use S2 series all pensioners (‘S2PA’) tables have been adopted, which are based on the experience of UK pension schemes over the period 2004-2011. Scaling factors are applied reflecting the experience of our pension funds appropriate to the member’s gender and status. Future improvements in longevity have been allowed for in line with the 2016 CMI core projections (Sk = 7.5) and a 1% pa long-term improvement rate.

Netherlands: The Dutch Actuarial Society’s AG Prognosetafel 2016 table is used with correction factors (2017) to allow for the typically longer life expectancy for fund members relative to the general population. This table has an in-built allowance for future improvements in longevity.

The remaining defined benefit plans are considered immaterial. Their assumptions vary due to a number of factors including the currency and long term economic conditions of the countries where they are situated.

INCOME STATEMENT

The charge to the income statement comprises:

		€ million	€ million	€ million
	Notes	2017	2016	2015
Charged to operating profit:
Defined benefit pension and other benefit plans:
Current service cost		(245)	(226)	(271)
Employee contributions		18	17	17
Special termination benefits		(4)	(6)	(9)
Past service cost including (losses)/gains on curtailments		23	32	129
Settlements		4	(2)	6
Defined contribution plans		(195)	(187)	(197)
Total operating cost	4A	(399)	(372)	(325)
Finance income/(cost)	5	(96)	(94)	(121)
Net impact on the income statement (before tax)		(495)	(466)	(446)

STATEMENT OF COMPREHENSIVE INCOME

Amounts recognised in the statement of comprehensive income on the remeasurement of the net defined benefit liability.

	€ million	€ million	€ million
	2017	2016	2015
Return on plan assets excluding amounts included in net finance income/(cost)	1,475	1,877	(254)
Actuarial gains/(losses) arising from changes in demographic assumptions	222	(217)	(22)
Actuarial gains/(losses) arising from changes in financial assumptions	(210)	(2,963)	1,167
Experience gains/(losses) arising on pension plan and other benefit plan liabilities	133	82	233
Total of defined benefit costs recognised in other comprehensive income	1,620	(1,221)	1,124

BALANCE SHEET

The assets, liabilities and surplus/(deficit) position of the pension and other post-employment benefit plans at the balance sheet date were:

	€ million 2017		€ million 2016
	Pension plans	Other post- employment benefit plans	Pension plans	Other post- employment benefit plans
Fair value of assets	22,361	21	21,162	21
Present value of liabilities	(22,420)	(523)	(23,751)	(605)
Net liabilities	(59)	(502)	(2,589)	(584)
Pension liability net of assets	(59)	(502)	(2,589)	(584)
Of which in respect of:
Funded plans in surplus:
Liabilities	(17,132)	-	(5,833)	-
Assets	19,302	3	6,524	3
Aggregate surplus	2,170	3	691	3
Pension asset net of liabilities	2,170	3	691	3
Funded plans in deficit:
Liabilities	(4,267)	(35)	(16,783)	(36)
Assets	3,059	18	14,638	18
Pension liability net of assets	(1,208)	(17)	(2,145)	(18)
Unfunded plans:
Pension liability	(1,021)	(488)	(1,135)	(569)

A surplus is deemed recoverable to the extent that the Group can benefit economically from the surplus. Unilever assesses the maximum economic benefit available through a combination of refunds and reductions in future contributions in accordance with local legislation and individual financing arrangements with each of our funded defined benefit plans.

RECONCILIATION OF CHANGE IN ASSETS AND LIABILITIES

Movements in assets during the year:

	UK	Netherlands	Rest of world	€ million 2017 Total	UK	Netherlands	Rest of world	€ million 2016 Total
1 January	9,963	5,116	6,104	21,183	9,950	4,873	5,919	20,742
Employee contributions	-	1	17	18	-	-	17	17
Settlements	-	-	(8)	(8)	-	-	-	-
Actual return on plan assets (excluding amounts in net finance income/charge)	863	275	337	1,475	1,412	281	184	1,877
Interest income	270	91	179	540	329	120	215	664
Employer contributions	778	43	284	1,105	202	11	299	512
Benefit payments	(457)	(169)	(613)	(1,239)	(456)	(169)	(701)	(1,326)
Reclassification of benefits(a)	-	-	(1)	(1)	-	-	(2)	(2)
Currency retranslation	(379)	-	(312)	(691)	(1,474)	-	173	(1,301)
31 December	11,038	5,357	5,987	22,382	9,963	5,116	6,104	21,183

(a)	Certain liabilities have been reclassified as employee benefit liabilities.

Movements in liabilities during the year:

	UK	Netherlands	Rest of world	€ million 2017 Total	UK	Netherlands	Rest of world	€ million 2016 Total
1 January	(10,981)	(4,877)	(8,498)	(24,356)	(10,602)	(4,443)	(8,017)	(23,062)
Current service cost	(114)	(6)	(125)	(245)	(89)	(3)	(134)	(226)
Employee contributions	-	-	-	-	-	-	-	-
Special termination benefits	-	-	(4)	(4)	-	-	(6)	(6)
Past service costs including losses/(gains) on curtailments	5	12	6	23	5	4	23	32
Settlements	-	-	12	12	-	-	(2)	(2)
Interest cost	(286)	(86)	(264)	(636)	(347)	(109)	(302)	(758)
Actuarial gain/(loss) arising from changes in demographic assumptions	312	(96)	6	222	23	(19)	(221)	(217)
Actuarial gain/(loss) arising from changes in financial assumptions	(189)	-	(21)	(210)	(1,919)	(524)	(520)	(2,963)
Actuarial gain/(loss) arising from experience adjustments	144	(37)	26	133	29	46	7	82
Benefit payments	457	169	613	1,239	456	169	701	1,326
Reclassification of benefits(a)	-	8	-	8	-	2	-	2
Currency retranslation	397	-	474	871	1,463	-	(27)	1,436
31 December	(10,255)	(4,913)	(7,775)	(22,943)	(10,981)	(4,877)	(8,498)	(24,356)

(a)	Certain liabilities have been reclassified as employee benefit liabilities.

Movements in (deficit)/surplus during the year:

	UK	Netherlands	Rest of world	€ million 2017 Total	UK	Netherlands	Rest of world	€ million 2016 Total
1 January	(1,018)	239	(2,394)	(3,173)	(652)	430	(2,098)	(2,320)
Current service cost	(114)	(6)	(125)	(245)	(89)	(3)	(134)	(226)
Employee contributions	-	1	17	18	-	-	17	17
Special termination benefits	-	-	(4)	(4)	-	-	(6)	(6)
Past service costs including losses/(gains) on curtailments	5	12	6	23	5	4	23	32
Settlements	-	-	4	4	-	-	(2)	(2)
Actual return on plan assets (excluding amounts in net finance income/charge)	863	275	337	1,475	1,412	281	184	1,877
Interest cost	(286)	(86)	(264)	(636)	(347)	(109)	(302)	(758)
Interest income	270	91	179	540	329	120	215	664
Actuarial gain/(loss) arising from changes in demographic assumptions	312	(96)	6	222	23	(19)	(221)	(217)
Actuarial gain/(loss) arising from changes in financial assumptions	(189)	-	(21)	(210)	(1,919)	(524)	(520)	(2,963)
Actuarial gain/(loss) arising from experience adjustments	144	(37)	26	133	29	46	7	82
Employer contributions	778	43	284	1,105	202	11	299	512
Benefit payments	-	-	-	-	-	-	-	-
Reclassification of benefits(a)	-	8	(1)	7	-	2	(2)	-
Currency retranslation	18	-	162	180	(11)	-	146	135
31 December	783	444	(1,788)	(561)	(1,018)	239	(2,394)	(3,173)

(a)	Certain liabilities have been reclassified as employee benefit liabilities.

The actual return on plan assets during 2017 was €2,015 million, being €1,475 million of asset returns and €540 million of interest income shown in the tables above (2016: €2,541 million).

The duration of the defined benefit plan liabilities (representing 96% of total pension liabilities) and the split of liabilities between different categories of plan participants are:

	UK	Netherlands	Rest of world(a)	2017 Total	UK	Netherlands	Rest of world(a)	2016 Total
Duration (years)	17	19	13	8 to 24	18	20	14	8 to 20
Active members	14%	22%	16%	18%	15%	25%	19%	20%
Deferred members	32%	30%	15%	26%	33%	30%	14%	26%
Retired members	54%	48%	69%	56%	52%	45%	67%	54%

(a)	Rest of world numbers shown are weighted averages by liabilities.

PLAN ASSETS

The fair value of plan assets, which are reported net of fund liabilities that are not employee benefits, at the end of the reporting period for each category are as follows:

	€ million 31 December 2017				€ million 31 December 2016
	UK	Netherlands	Rest of world	Pension plans Total	UK	Netherlands	Rest of world	Pension plans Total
Total plan assets	11,038	5,357	5,966	22,361	9,963	5,116	6,083	21,162

Assets

Equities total	4,538	1,876	1,909	8,323	4,418	1,831	1,884	8,133
– Europe	1,093	703	594	2,390	1,065	623	509	2,197
– North America	2,320	668	842	3,830	2,266	698	865	3,829
– Other	1,125	505	473	2,103	1,087	510	510	2,107

Fixed income total	4,210	2,500	2,954	9,664	4,727	2,665	2,890	10,282
– Government bonds	2,162	879	1,376	4,417	2,774	1,114	1,438	5,326
– Investment grade corporate bonds	1,368	485	1,207	3,060	1,361	438	1,128	2,927
– Other fixed income	680	1,136	371	2,187	592	1,113	324	2,029

Private equity	401	89	3	493	504	124	6	634
Property and real estate	810	411	246	1,467	830	410	221	1,461
Hedge funds	673		297	970	687	3	481	1,171
Other	463	427	274	1,164	246	63	282	591
Other plans			312	312	-	-	336	336

Fund liabilities that are not employee benefits
Derivatives	(57)	54	(29)	(32)	(1,449)	20	(17)	(1,446)

The fair values of the above equity and fixed income instruments are determined based on quoted market prices in active markets. The fair value of private equity, properties, derivatives and hedge funds are not based on quoted market prices in active markets. The Group uses swaps to hedge some of its exposure to inflation and interest rate risk – the degree of this hedging of liabilities was 45% for the UK plan (2016: 35%) and 30% for the Netherlands plan (2016: 35%). Foreign currency exposures in part are also hedged by the use of forward foreign exchange contracts. Assets included in the Other category are commodities, cash and insurance contracts which are also unquoted assets.

Equity securities include Unilever securities amounting to €14 million (0.1% of total plan assets) and €12 million (0.1% of total plan assets) at 31 December 2017 and 2016 respectively. Property includes property occupied by Unilever amounting to €32 million at 31 December 2017 (2016: €34 million).

The pension assets above exclude the assets in a Special Benefits Trust amounting to €63 million (2016: €79 million) to fund pension and similar liabilities in the United States (see also note 17A on pages 127 to 128). In 2016, pensions assets also excluded €68 million in an escrow account that would otherwise have been payable to the UK pension fund. In 2017, as a result of the triennial valuation of the UK fund, the monies held in escrow have been returned to the Group (see also note 11 page 112 and 113).

SENSITIVITIES

The sensitivity of the overall pension liabilities to changes in the weighted key assumptions are:

		Change in liabilities
	Change in assumption	UK	Netherlands	Total
Discount rate	Increase by 0.5%	-8%	-9%	-7%
Inflation rate	Increase by 0.5%	+7%	+9%	+6%
Life expectancy	Increase by 1 year	+4%	+4%	+4%
Long-term medical cost inflation(b)	Increase by 1.0%	0%	0%	+1%

An equivalent decrease in each assumption would have an equal and opposite impact on liabilities.

(b)	Long-term medical cost inflation only relates to post retirement medical plans.

The sensitivity analyses above have been determined based on reasonably possible changes of the respective assumptions occurring at the end of the reporting period and may not be representative of the actual change. It is based on a change in the key assumption while holding all other assumptions constant. When calculating the sensitivity to the assumption, the same method used to calculate the liability recognised in the balance sheet has been applied. The methods and types of assumptions used in preparing the sensitivity analysis did not change compared with the previous period.

CASH FLOW

Group cash flow in respect of pensions and similar post-employment benefits comprises company contributions paid to funded plans and benefits paid by the company in respect of unfunded plans. The table below sets out these amounts:

	€ million 2018	€ million 2017	€ million 2016	€ million 2015
	Estimate
Company contributions to funded plans:
Defined benefit	245	954	355	356
Defined contributions	205	195	187	197
Benefits paid by the company in respect of unfunded plans:
Defined benefit	150	151	157	157
Group cash flow in respect of pensions and similar benefits	600	1,300	699	710

Following the conclusion of the 2016 triennial valuation of the UK pension fund the Group in agreement with the trustees, decided to contribute £600 million into the fund in 2017. Deficit contributions to the UK pension fund are expected to be nil for the next few years.

The Group’s funding policy is to periodically review the contributions made to the plans while taking account of local legislations.

4C. SHARE-BASED COMPENSATION PLANS

The fair value of awards at grant date is calculated using appropriate pricing models. This value is expensed over their vesting period, with a corresponding credit to equity. The expense is reviewed and adjusted to reflect changes to the level of awards expected to vest, except where this arises from a failure to meet a market condition. Any cancellations are recognised immediately in the income statement.

As at 31 December 2017, the Group had share-based compensation plans in the form of performance shares, share options and other share awards.

The numbers in this note include those for Executive Directors and other key management shown in note 4A on page 97, Non-Executive Directors do not participate in any of the share-based compensation plans.

The charge in each of the last three years is shown below, and relates to equity-settled plans:

	€ million	€ million	€ million
Income statement charge	2017	2016	2015
Performance share plans	(273)	(185)	(143)
Other plans	(11)	(13)	(7)
	(284)	(198)	(150)

PERFORMANCE SHARE PLANS

Performance share awards are made in respect of the Global Share Incentive Plan (GSIP) and the Management Co-Investment Plan (MCIP). The awards of each plan will vest between 0 and 200% of grant level, subject to the level of satisfaction of performance measures (limits for Executive Directors may vary, and are detailed in the Directors’ Remuneration Report on pages 47 to 76).

Under the GSIP, Unilever’s managers receive annual awards of NV and PLC shares. The performance measures for GSIP are underlying sales growth, underlying operating margin, and cumulative operating cash flow for the Group, although GSIP awards to certain managers below Unilever Leadership Executive level may be subject to similar performance measures specific to their business unit. There is an additional target based on relative total shareholder return for senior executives. GSIP awards will vest after three years.

From 2017, the MCIP allows Unilever’s managers to invest a proportion of their annual bonus (a maximum of 60% for Executive Directors, 100% for other managers) in shares in Unilever, and to receive a corresponding award of performance-related shares. The performance measures for MCIP are underlying sales growth, underlying EPS growth, and sustainability progress index for the Group. There is an additional target of return on invested capital for senior executives. MCIP awards will vest after four years.

A summary of the status of the Performance Share Plans as at 31 December 2017, 2016 and 2015 and changes during the years ended on these dates is presented below:

	2017 Number of shares	2016 Number of shares	2015 Number of shares
Outstanding at 1 January	14,818,060	15,979,140	17,468,291
Awarded	4,962,345	7,016,274	8,890,394
Vested	(4,723,861)	(6,983,053)	(8,448,454)
Forfeited	(1,371,797)	(1,194,301)	(1,931,091)
Outstanding at 31 December	13,684,747	14,818,060	15,979,140

Share award value information	2017	2016	2015

Fair value per share award during the year	€42.59	€35.43	€33.17

ADDITIONAL INFORMATION

At 31 December 2017, shares and options in NV or PLC totalling 14,760,786 (2016: 16,085,024) were held in respect of share-based compensation plans of NV, PLC and its subsidiaries, including North American plans.

To satisfy the options granted, certain NV group companies hold 15,802,464 (2016: 16,936,797) ordinary shares of NV or PLC. Shares acquired during 2017 represent 0.15% of the Group’s called up share capital. The balance of shares held in connection with share plans at 31 December 2017 represented 0.5% (2016: 0.6%) of the Group’s called up share capital.

The book value of €695 million (2016: €727 million) of all shares held in respect of share-based compensation plans for both NV and PLC is eliminated on consolidation by deduction from other reserves. Their market value at 31 December 2017 was €739 million (2016: €658 million).

At 31 December 2017, the exercise price of nil PLC options (2016: nil) were above the market price of the shares.

Shares held to satisfy options are accounted for in accordance with IAS 32 ‘Financial Instruments: Presentation’. All differences between the purchase price of the shares held to satisfy options granted and the proceeds received for the shares, whether on exercise or lapse, are charged to reserves. The basis of the charge to operating profit for the economic value of options granted is discussed on page 103.

Between 31 December 2017 and 21 February 2018 (the latest practicable date for inclusion in this report), 1,268,802 shares were granted, 5,293,709 shares were vested and 29,551 shares were forfeited related to the Performance Share Plans.